SHAREHOLDERS' EQUITY - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017	Dec. 31, 2017	Mar. 31, 2018	Apr. 01, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial loss on defined benefit pension obligation, net of tax	$ 4	$ (3)	$ 4	$ (6)
Accumulated other comprehensive loss, net of tax	1,206	784	1,206	784	$ 1,019
Accumulated other comprehensive loss
Disclosure of analysis of other comprehensive income by item [line items]
Foreign currency translation loss on investment in foreign operations, net of tax of $(3) (December 31, 2015 – $(10))			(148)		(138)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2015 – $3)			(8)		(8)
Actuarial loss on defined benefit pension obligation, net of tax			(26)		(30)
Accumulated other comprehensive loss, net of tax	$ (182)	$ (191)	(182)	$ (191)	(176)	$ (165)	$ (200)	$ (202)
Tax			(6)		(5)
Income tax relating to hedges of net investments in foreign operations			3		3
Income tax relating to actuarial loss on defined benefit pension obligation			$ 9		$ 9